Advances to joint ventures (Tables)	6 Months Ended
Jun. 30, 2019
Advances to joint ventures
Investments in and Advances to Affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Current portion of advances to joint ventures	$—	$—
Long-term advances to joint ventures	3,679	3,536
Advances/shareholder loans to joint ventures	$3,679	$3,536